Fair Value Measurements - Reconciliation of Fair Value Derivative Using Unobservable Inputs (Detail) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Fair Value Disclosures [Abstract]
Balance at beginning of period	$ 81,264	$ 59,116		$ 59,116	$ 39,724
Receipt of derivative upon contribution of assets to the Joint Venture			$ 39,724
Increase in fair value based on ASC 505 equity-based compensation		16,378		20,135	24,700
Settlements due to exercise of awards	(1,670)	(1,297)		(1,297)	(5,308)
Change in fair value following the performance completion date	(11,250)			3,310
Balance at end of period	$ 68,344	$ 74,197	$ 39,724	$ 81,264	$ 59,116